Restructuring	12 Months Ended
Dec. 31, 2024
Restructuring
Restructuring

(B.6) Restructuring

y Recognition of Restructuring Provisions

We only recognize provisions for restructuring if and when the following occurs:

-   SAP has designed a program that materially changes the scope of one of our businesses or the manner in which the business is conducted, and

-   A detailed and documented restructuring plan has been approved by our Executive Board, a member thereof, or a direct report of an Executive Board member, and

-   The program established is planned to start shortly after the program plan is approved and is expected to be completed in a timeframe that makes significant changes to the plan unlikely, and

-   The program has been announced to the parties affected or has commenced.

We consider whether a change in business is material based on the business affected rather than for SAP as a whole. In judging whether a unit qualifies as a business for restructuring purposes, we consider if the unit has its own management team, has access to all inputs and processes necessary to provide outputs, and generates or could generate revenues. The materiality of a change to a business is assessed based on both the size and the nature of the change and therefore does not necessarily involve a material quantitative impact on our financial statements.

Restructuring Expenses

€ millions	2024	2023	2022
Employee-related restructuring expenses	-3,143	-222	-85
Onerous contract-related restructuring expenses and restructuring-related impairment losses	-2	8	-52
 Restructuring expenses	-3,144	-215	-138

In 2024, SAP increased its focus on key strategic growth areas, in particular business AI. It is transforming its operational setup to capture organizational synergies and AI-driven efficiencies, and to prepare the Company for highly scalable future revenue growth. To this end, as announced in January 2024, SAP is executing a Company-wide restructuring program which will conclude in early 2025. The restructuring program was set up to ensure that SAP’s skillset and resources continue to meet future business needs, and affects around 10,000 positions, a majority of which have been covered by voluntary leave programs and internal re-skilling measures. Most of the employees participating in voluntary leave programs are scheduled to leave SAP at the beginning of 2025. Reflecting re-investments into strategic growth areas and the acquisition of WalkMe, SAP’s headcount was slightly higher at year end 2024 than at year end 2023.

Overall expenses associated with the program are estimated to be approximately €3.2 billion. Restructuring expenses primarily include employee-related benefits such as severance payments and accelerated share-based payment expenses triggered by the transformation program (for more information about the recognition and measurement of share-based payment programs, see Note (B.3)). The restructuring costs presented in 2024 mainly include expenses related to the 2024 transformation program.

Restructuring payouts in 2024 amounted to €2.5 billion. Further payouts of approximately €0.7 billion associated with the 2024 transformation program are expected to occur in 2025.

If not presented separately in our income statements, restructuring expenses would have been classified in the different expense items in our income statements as follows:

Restructuring Expenses by Functional Area

€ millions	2024	2023	2022
Cost of cloud	-95	7	20
Cost of software licenses and support	-85	-8	-9
Cost of services	-566	-31	-70
Research and development	-1,197	-42	-16
Sales and marketing	-1,043	-121	-58
General and administration	-158	-19	-4
 Restructuring expenses	-3,144	-215	-138

For the movement of the restructuring provision in 2024, see the table below:

€ millions	Restructuring Provision
1/1/2024	37
Additions	3,144
Utilizations	-1,061
Transfer to other employee-related obligations	-1,310
Transfer to share-based compensation liability	-123
Currency effects	-6
12/31/2024	681

The following table reconciles the utilization of the restructuring provision with the overall cash outflow related to restructuring:

€ millions	2024
Utilizations	1,061
Net cash flows time account	1,325
Cash-outflows of share-based payments related to restructuring	171
Employees taxes payable	-70
Net cash flows	2,487

In 2024, employees participating in the early retirement plan in Germany as part of the restructuring program opted to convert termination benefits into credits to their working time accounts. To protect against insolvency, SAP transferred the time account balance of €1.3 billion to an insurance company. These obligations are presented as ‘Other employee-related obligations’ (see Note (B.5)), which are netted off against the fair value of the plan assets (qualified insurance policy). The net balance of cash flows related to time accounts also includes cash inflows from the insurance company as well as payouts to the employees from their working time accounts relating to prior programs.

The additions to the restructuring provisions include accelerated share-based payment expenses. The timing of expense recognition is accelerated due to the shortened vesting period. The accelerated share-based payment expenses are transferred to ‘Share-based payment liabilities’ for payout. Cash outflows of share-based payments that are triggered by the restructuring program include payments due to the accelerated vesting and due to the conversion of share settlement to cash settlement.